Significant Accounting Policies	6 Months Ended
Jun. 30, 2015
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2. Significant Accounting Policies

The same accounting policies have been followed in these unaudited interim condensed consolidated financial statements as were applied in the preparation of the Company's financial statements for the year ended December 31, 2014, except for the presentation of the deferred financing costs discussed below. See Note 2 of the Company's consolidated financial statements for the year ended December 31, 2014 included in the Company's Annual Report.

Recent Accounting Pronouncements:

In April 2015, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-03 - Interest - Imputation of Interest to simplify the presentation of debt issuance costs. Current guidance generally requires entities to capitalize costs paid to third parties that are directly related to issuing debt and that otherwise wouldn't be incurred and present those amounts separately as deferred charges (i.e., assets). However, the discount or premium resulting from the difference between the net proceeds received upon debt issuance and the amount payable at maturity is presented as a direct deduction from or an addition to the face amount of the debt. The new guidance simplifies financial reporting by eliminating the different presentation requirements for debt issuance costs and debt discounts or premiums. Presenting debt issuance costs as assets is inconsistent with FASB Concepts Statement No. 6, Elements of Financial Statements, which states that debt issuance costs cannot be assets because they provide no future economic benefit. Current guidance also conflicts with IFRS, which requires transaction costs, including third-party costs and creditor fees, to be deducted from the carrying value of the financial liability and not recorded as a separate asset.

The guidance is effective for public business entities for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Upon adoption, an entity must apply the new guidance retrospectively to all prior periods presented in the financial statements. Early adoption is permitted.

The Company early adopted the new guidance effective for the financial statements for the fiscal year ending December 31, 2015 and interim periods within this fiscal year and thus presents deferred finance costs, net of accumulated amortization, as a reduction of long-term debt. In order to conform with the current period presentation, the Company has eliminated Deferred finance costs, net and has decreased the amount of Current portion of long-term debt by $722,533 and the amount of Long-term debt by $3,638,418 on the consolidated balance sheet as of December 31, 2014. This reclassification has no impact on the Company's results of operations, cash flows and net assets for any period.